Director and key management personnel emoluments (Details) - Schedule of director and key management personnel emoluments - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2021		Feb. 29, 2020
IJ Calisto [Member]
Executive Directors
Total		R 4,035		R 3,841
IJ Calisto [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances		3,692		3,410
IJ Calisto [Member] | Other benefits [Member]
Executive Directors
Other benefits
IJ Calisto [Member] | Retirement fund [Member]
Executive Directors
Retirement fund		147		147
IJ Calisto [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses		196		284
IJ Calisto [Member] | Director fees Figures [Member]
Executive Directors
Director fees
M Grundlingh [Member]
Executive Directors
Total		4,195		3,506
M Grundlingh [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances		2,568		2,285
M Grundlingh [Member] | Other benefits [Member]
Executive Directors
Other benefits
M Grundlingh [Member] | Retirement fund [Member]
Executive Directors
Retirement fund		147		157
M Grundlingh [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses		1,480		1,064
M Grundlingh [Member] | Director fees Figures [Member]
Executive Directors
Director fees
Executive Director [Member]
Executive Directors
Total		8,230
Executive Director [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances		6,260
Executive Director [Member] | Other benefits [Member]
Executive Directors
Other benefits
Executive Director [Member] | Retirement fund [Member]
Executive Directors
Retirement fund		294
Executive Director [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses		1,676
Executive Director [Member] | Director fees Figures [Member]
Executive Directors
Director fees
DJ Brown [Member]
Executive Directors
Total	[1],[2],[3]	1,234
DJ Brown [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances	[1],[2],[3]
DJ Brown [Member] | Other benefits [Member]
Executive Directors
Other benefits	[1],[2],[3]
DJ Brown [Member] | Retirement fund [Member]
Executive Directors
Retirement fund	[1],[2],[3]
DJ Brown [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses	[1],[2],[3]
DJ Brown [Member] | Director fees Figures [Member]
Executive Directors
Director fees	[1],[2],[3]	1,234
B Nagle [Member]
Executive Directors
Total	[1],[3]
B Nagle [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances	[1],[3]
B Nagle [Member] | Other benefits [Member]
Executive Directors
Other benefits	[1],[3]
B Nagle [Member] | Retirement fund [Member]
Executive Directors
Retirement fund	[1],[3]
B Nagle [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses	[1],[3]
B Nagle [Member] | Director fees Figures [Member]
Executive Directors
Director fees	[1],[3]
L T M Andrew [Member]
Executive Directors
Total	[3]
L T M Andrew [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances	[3]
L T M Andrew [Member] | Other benefits [Member]
Executive Directors
Other benefits	[3]
L T M Andrew [Member] | Retirement fund [Member]
Executive Directors
Retirement fund	[3]
L T M Andrew [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses	[3]
L T M Andrew [Member] | Director fees Figures [Member]
Executive Directors
Director fees	[3]
AT Ikalafeng [Member]
Executive Directors
Total	[2]	497	[1]	477
AT Ikalafeng [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances	[2]		[1]
AT Ikalafeng [Member] | Other benefits [Member]
Executive Directors
Other benefits	[2]		[1]
AT Ikalafeng [Member] | Retirement fund [Member]
Executive Directors
Retirement fund	[2]		[1]
AT Ikalafeng [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses	[2]		[1]
AT Ikalafeng [Member] | Director fees Figures [Member]
Executive Directors
Director fees	[2]	497	[1]	477
S Rapeti [Member]
Executive Directors
Total	[2]	567	[1]	545
S Rapeti [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances	[2]		[1]
S Rapeti [Member] | Other benefits [Member]
Executive Directors
Other benefits	[2]		[1]
S Rapeti [Member] | Retirement fund [Member]
Executive Directors
Retirement fund	[2]		[1]
S Rapeti [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses	[2]		[1]
S Rapeti [Member] | Director fees Figures [Member]
Executive Directors
Director fees	[2]	567	[1]	545
K White [Member]
Executive Directors
Total	[2]	685	[1]	659
K White [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances	[2]		[1]
K White [Member] | Other benefits [Member]
Executive Directors
Other benefits	[2]		[1]
K White [Member] | Retirement fund [Member]
Executive Directors
Retirement fund	[2]		[1]
K White [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses	[2]		[1]
K White [Member] | Director fees Figures [Member]
Executive Directors
Director fees	[2]	685	[1]	659
B Debski [Member]
Executive Directors
Total		2,307	[1]	2,009
B Debski [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances		2,156	[1]	1,845
B Debski [Member] | Other benefits [Member]
Executive Directors
Other benefits			[1]	18
B Debski [Member] | Retirement fund [Member]
Executive Directors
Retirement fund			[1]
B Debski [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses		151	[1]	146
B Debski [Member] | Director fees Figures [Member]
Executive Directors
Director fees			[1]
J Marais [Member]
Executive Directors
Total		2,357	[1]	2,353
J Marais [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances		2,047	[1]	1,964
J Marais [Member] | Other benefits [Member]
Executive Directors
Other benefits		120	[1]	198
J Marais [Member] | Retirement fund [Member]
Executive Directors
Retirement fund		19	[1]	17
J Marais [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses		171	[1]	174
J Marais [Member] | Director fees Figures [Member]
Executive Directors
Director fees			[1]
J Matias [Member]
Executive Directors
Total		1,841	[1]	1,565
J Matias [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances		1,838	[1]	1,565
J Matias [Member] | Other benefits [Member]
Executive Directors
Other benefits		3	[1]
J Matias [Member] | Retirement fund [Member]
Executive Directors
Retirement fund			[1]
J Matias [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses			[1]
J Matias [Member] | Director fees Figures [Member]
Executive Directors
Director fees			[1]
E Ong [Member]
Executive Directors
Total		2,253	[1]	2,059
E Ong [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances		1,809	[1]	1,543
E Ong [Member] | Other benefits [Member]
Executive Directors
Other benefits		290	[1]	232
E Ong [Member] | Retirement fund [Member]
Executive Directors
Retirement fund		154	[1]	155
E Ong [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses			[1]	129
E Ong [Member] | Director fees Figures [Member]
Executive Directors
Director fees			[1]
R Schubert [Member]
Executive Directors
Total		2,928	[1]	4,554
R Schubert [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances		2,928	[1]	2,451
R Schubert [Member] | Other benefits [Member]
Executive Directors
Other benefits			[1]	343
R Schubert [Member] | Retirement fund [Member]
Executive Directors
Retirement fund			[1]	46
R Schubert [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses			[1]	1,714
R Schubert [Member] | Director fees Figures [Member]
Executive Directors
Director fees			[1]
H Louw [Member]
Executive Directors
Total		3,305	[1]	2,233
H Louw [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances		1,947	[1]	1,872
H Louw [Member] | Other benefits [Member]
Executive Directors
Other benefits		90	[1]	117
H Louw [Member] | Retirement fund [Member]
Executive Directors
Retirement fund		123	[1]	101
H Louw [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses		1,145	[1]	143
H Louw [Member] | Director fees Figures [Member]
Executive Directors
Director fees			[1]
C Calisto [Member]
Executive Directors
Total	[1]	721
C Calisto [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances	[1]	721
C Calisto [Member] | Other benefits [Member]
Executive Directors
Other benefits	[1]
C Calisto [Member] | Retirement fund [Member]
Executive Directors
Retirement fund	[1]
C Calisto [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses	[1]
C Calisto [Member] | Director fees Figures [Member]
Executive Directors
Director fees	[1]
P Ventura [Member]
Executive Directors
Total	[1]	1,440
P Ventura [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances	[1]	1,435
P Ventura [Member] | Other benefits [Member]
Executive Directors
Other benefits	[1]	5
P Ventura [Member] | Retirement fund [Member]
Executive Directors
Retirement fund	[1]
P Ventura [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses	[1]
P Ventura [Member] | Director fees Figures [Member]
Executive Directors
Director fees	[1]
Key Management Personnel 1 [Member]
Executive Directors
Total		20,135
Key Management Personnel 1 [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances		14,881
Key Management Personnel 1 [Member] | Other benefits [Member]
Executive Directors
Other benefits		508
Key Management Personnel 1 [Member] | Retirement fund [Member]
Executive Directors
Retirement fund		296
Key Management Personnel 1 [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses		1,467
Key Management Personnel 1 [Member] | Director fees Figures [Member]
Executive Directors
Director fees		R 2,983
DJ Brown 2 [Member]
Executive Directors
Total	[2]			1,186
DJ Brown 2 [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances	[2]
DJ Brown 2 [Member] | Other benefits [Member]
Executive Directors
Other benefits	[2]
DJ Brown 2 [Member] | Retirement fund [Member]
Executive Directors
Retirement fund	[2]
DJ Brown 2 [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses	[2]
DJ Brown 2 [Member] | Director fees Figures [Member]
Executive Directors
Director fees	[2]			1,186
Key Management Personnel [Member]
Executive Directors
Total				21,146
Key Management Personnel [Member] | Salary and allowances [Member]
Executive Directors
Salary and allowances				13,525
Key Management Personnel [Member] | Other benefits [Member]
Executive Directors
Other benefits				908
Key Management Personnel [Member] | Retirement fund [Member]
Executive Directors
Retirement fund				476
Key Management Personnel [Member] | Performance bonuses Figures [Member]
Executive Directors
Performance bonuses				3,370
Key Management Personnel [Member] | Director fees Figures [Member]
Executive Directors
Director fees				R 2,867

[1]	Key management personnel represent executive officers of Cartrack.
[2]	Non-executive directors of Cartrack Holdings Limited.
[3]	Non-executive directors of Karooooo Ltd. appointed as at February 18, 2021.